Accounts receivable - Summary of Activity Related to Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Balance, beginning of year	$ 2	$ 5
Recovery	0	(3)
Write-off	(1)	0
Balance, end of year	$ 1	$ 2